INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Current		$ 0
Deferred		0
Income tax expense	¥ 0	$ 0	¥ 0	¥ 0